CALIFORNIA UTILITIES' REGULATORY MATTERS - SCHEDULE OF REGULATORY AMOUNTS 2 (Details) (USD $)	12 Months Ended
Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
General Rate Case [Abstract]
General Rate Case, Annual Revenue Requirement Increase Request	$ 235,000,000
General Rate Case, Percentage Annual Revenue Requirement Increase Request	14.60%
General Rate Case Revenue Requirement Request	1,849,000,000
Wildfire Cost Recovery [Abstract]
Regulatory Recovery, Deductible Per Event	5,000,000
Contingent Recovery Of Insurance Costs Related To Catastrophe 2009-2010	29,000,000
Contingent Recovery Of Insurance Costs Related To Catastrophe 2010-2011	63,000,000
Contingent Recovery Of Insurance Costs Related To Catastrophe 2011-2012	28,000,000
Incremental Insurance Premiums Cost Recovery In GRC	67,000,000
Potential After-Tax Earnings Impact	190,000,000
Renewable Portfolio Standards [Abstract]
Renewable Portfolio Standards Noncompliance, Maximum Annual Penalty	0.05
FERC Rates [Abstract]
Authorized FERC Return On Equity	11.35%
FERC Return On Equity Requested	11.30%
Southern California Gas Company [Member]
General Rate Case [Abstract]
General Rate Case, Annual Revenue Requirement Increase Request	268,000,000
General Rate Case, Percentage Annual Revenue Requirement Increase Request	14.50%
General Rate Case Revenue Requirement Request	$ 2,112,000,000